Stock-Based Compensation	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Stock-Based Compensation

10. Share-Based Compensation

The Company issues equity grants to certain employees and directors of the Company at the discretion of the Company’s Compensation Committee. The Company has two equity plans, one adopted in Fiscal 2008, the Michael Kors (USA), Inc. Stock Option Plan (as amended and restated, the “2008 Plan”), and the other adopted in the third fiscal quarter of Fiscal 2012, the Michael Kors Holdings Limited Omnibus Incentive Plan (the “2012 Plan”). The 2008 Plan provided for the granting of share options only and was authorized to issue up to 23,980,823 ordinary shares. As of March 31, 2012, there are no shares available for the granting of equity awards under the 2008 Plan. The 2012 Plan allows for the granting of share options, restricted shares and restricted share units, and other equity awards, and authorizes a total issuance of up to 15,246,000 ordinary shares. At June 30, 2012, there were 12,686,298 ordinary shares available for the granting of equity awards under the 2012 Plan. Option grants issued from the 2008 Plan generally expire ten years from the date of the grant, and those issued under the 2012 Plan generally expire seven years from the date of the grant.

Share Options

Share options are generally exercisable at no less than the fair market value on the date of grant. The Company has issued two types of option grants, those that vest based on the attainment of a performance target and those that vest based on the passage of time. Performance based share options may vest based upon the attainment of one of two performance measures. One performance measure is an individual performance target, which is based upon certain performance targets unique to the individual grantee, and the other measure is a company-wide performance target, which is based on a cumulative minimum growth requirement in consolidated net equity. The individual performance target vests 20% of the total option grant each year the target is satisfied. The individual has ten years in which to achieve five individual performance vesting tranches. The company-wide performance target must be achieved over the ten-year term. Performance is measured at the end of the term, and any unvested options under the grant vest if the target is achieved. The Company-wide performance target is established at the time of the grant. The target metrics underlying individual performance vesting requirements are established for each recipient each year up until such time as the grant is fully vested. Options subject to time based vesting requirements become vested in four equal increments on each of the first, second, third and fourth anniversaries of the date on which such options were awarded.

The following table summarizes the share option activity during the three months ended June 30, 2012, and information about options outstanding at June 30, 2012:

	Number of Options	Weighted Average Exercise price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at March 31, 2012	19,542,400	$6.59
Granted	7,631	$38.37
Exercised	(491,444)	$5.21
Canceled/forfeited	(221,066)	$7.20

Outstanding at June 30, 2012	18,837,521	$6.63	7.60	$663,241

Vested or expected to vest at June 30, 2012	17,518,895	$6.63	7.60

Vested and exercisable at June 30, 2012	9,735,293	$3.31	6.75	$375,056

The total intrinsic value of options exercised during the three months ended June 30, 2012 was $17.7 million. The cash received from options exercised during this period was $2.6 million. There were no options exercised during the first fiscal quarter of Fiscal 2012.

The weighted average grant date fair value for options granted during the three months ended June 30, 2012 was $16.26. There were no options granted during the three months ended July 2, 2011.The following table represents assumptions used to estimate the fair value of options:

	Three Months Ended
	June 30, 2012	July 2, 2011
Expected dividend yield	0.0%	N/A
Volatility factor	50.2%	N/A
Weighted average risk-free interest rate	0.6%	N/A
Expected life of option	4.75 years	N/A

Restricted Shares

The Company grants restricted shares and restricted share units at the fair market value at the date of the grant. Expense for restricted share grants is calculated based on the intrinsic value of the grant, which is the difference between the cost to the recipient and the fair market value of the underlying share (grants are generally issued at no cost to the recipient). Expense is recognized ratably over the vesting period which is generally four years from the date of the grant. Similar to share options, restricted share grants vest in four equal increments on each of the first, second, third and fourth anniversaries of the date on which such grants were awarded. Restricted share units vest in full on the first anniversary of the date of the grant.

The following table summarizes restricted shares and restricted share units under the 2012 Plan as of June 30, 2012 and changes during the fiscal year then ended:

	Number of Unvested Restricted Shares/Units	Weighted Average Grant Date Fair Value
Unvested at March 31, 2012	836,874	$22.53
Granted	3,257	$38.38
Vested	—	$—
Canceled/forfeited	—	$—

Unvested at June 30, 2012	840,131	$22.52

Compensation expense attributable to share-based compensation for the three months ended June 30, 2012 was approximately $5.0 million. There was no compensation expense recognized during the three months ended July 2, 2011, as the Company had not completed an IPO which was one of the vesting requirements for all equity grants. Had the completion of an IPO occurred as of the beginning of the periods presented, compensation expense of $2.2 million would have been recognized for first quarter of Fiscal 2012. As of June 30, 2012, the remaining unrecognized share-based compensation expense for non-vested share options and restricted shares to be expensed in future periods is $56.4 million, and the related weighted-average period over which it is expected to be recognized is 4.76 years. There were 9,735,293 and 9,102,228 vested and non-vested outstanding options, respectively, at June 30, 2012. There were 823,331 unvested restricted grants and 16,800 unvested restricted share units at June 30, 2012. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company estimates forfeitures based on its historical forfeiture rate since the inception of stock option granting. The estimated value of future forfeitures for equity grants as of June 30, 2012 is approximately $4.2 million.

12. Stock-Based Compensation

The Company issues equity grants to certain employees and directors of the Company at the discretion of the Company’s Compensation Committee. The Company has two equity plans, one adopted in Fiscal 2008, the Michael Kors (USA), Inc. Stock Option Plan (as amended and restated, the “2008 Plan”), and the other adopted in the third fiscal quarter of Fiscal 2012, the Michael Kors Holdings Limited Omnibus Incentive Plan (the “2012 Plan”). The 2008 Plan provided for the granting of share options only and was authorized to issue up to 23,980,823 ordinary shares. As of March 31, 2012, there are no shares available for the granting of equity awards under the 2008 Plan. The 2012 Plan allows for the granting of share options, restricted shares and restricted share units, and other equity awards, and authorizes a total issuance of up to 15,246,000 ordinary shares. At March 31, 2012, there were 12,476,120 ordinary shares available for the granting of equity awards under the 2012 Plan. Option grants issued from the 2008 Plan generally expire ten years from the date of the grant, and those issued under the 2012 Plan generally expire seven years from the date of the grant.

Stock Options

Stock options are generally exercisable at no less than the fair market value on the date of grant. The Company has issued two types of option grants, those that vest based on the attainment of a performance target and those that vest based on the passage of time. Performance based stock options may vest based upon the attainment of one of two performance measures. One performance measure is an individual performance target, which is based upon certain performance targets unique to the individual grantee, and the other measure is a company-wide performance target, which is based on a cumulative minimum growth requirement in consolidated net equity. The individual performance target vests 20% of the total option grant each year the target is satisfied. The individual has ten years in which to achieve five individual performance vesting tranches. The company-wide performance target must be achieved over the ten-year term. Performance is measured at the end of the term, and any unvested options under the grant vest if the target is achieved. The Company-wide performance target is established at the time of the grant. The target metrics underlying individual performance vesting requirements are established for each recipient each year up until such time as the grant is fully vested. Options subject to time based vesting requirements become vested in four equal increments on each of the first, second, third and fourth anniversaries of the date on which such options were awarded.

The following table summarizes the share options activity during Fiscal 2012, and information about options outstanding at March 31, 2012:

	Number of Options	Weighted Average Exercise price	Weighted Average Remaining Contractual Live (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 2, 2011	19,414,315	$3.06
Granted	5,256,780	$16.36
Redeemed*	(1,140,974)	$2.75
Exercised	(3,521,258)	$2.75
Canceled/forfeited	(466,463)	$8.16

Outstanding at March 31, 2012	19,542,400	$6.59	7.81	$781,689

Vested or expected to vest at March 31, 2012	18,174,432	$6.45	7.76

Vested and exercisable at March 31, 2012	6,047,975	$2.82	6.66	$264,741

*

The Company redeemed certain option grants during August 2011, for which it paid cash consideration of $10.7 million, representing the $12.12 share value established at the time of the private placement, less the exercise price of the option grants in the aggregate. The redemption was charged to selling, general and administrative expenses during the fiscal year ended March 31, 2012.

The total intrinsic value of options exercised during Fiscal 2012 was $109.5 million. The cash received from options exercised during Fiscal 2012, was $9.7 million. There were no options exercised prior to Fiscal 2012.

The weighted average grant date fair value for options granted during Fiscal 2012, Fiscal 2011, and Fiscal 2010, was $8.01, $3.08, and $0.96, respectively. The following table represents assumptions used to estimate the fair value of options:

	Fiscal Year Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Expected dividend yield	0.0%	0.0%	0.0%
Volatility factor	46.5%	46.7%	46.4%
Weighted average risk-free interest rate	1.8%	3.2%	3.9%
Expected life of option	7.8 years	10 years	10 years

Restricted Shares

The Company grants restricted shares and restricted share units at the fair market value at the date of the grant. Expense for restricted share grants is calculated based on the intrinsic value of the grant, which is the difference between the cost to the recipient and the fair market value of the underlying share (grants are generally issued at no cost to the recipient). Expense is recognized ratably over the vesting period which is generally four years from the date of the grant. Similar to share options, restricted share grants vest in four equal increments on each of the first, second, third and fourth anniversaries of the date on which such grants were awarded. Restricted share units vest in full on the first anniversary of the date of the grant.

The following table summarizes restricted shares and restricted share units for the 2012 Plan as of March 31, 2012 and changes during the fiscal year then ended:

	Number of Unvested Restricted Shares/Units	Weighted Average Grant Date Fair Value
Unvested at April 2, 2011	—	$—
Granted	836,874	$22.53
Vested	—	$—
Canceled/forfeited	—	$—

Unvested at March 31, 2012	836,874	$22.53

Compensation expense attributable to stock-based compensation for Fiscal 2012 was approximately $27.0 million. There was no compensation expense recognized prior to Fiscal 2012, as the Company had not completed an IPO which was one of the vesting requirements for all equity grants. Had the completion of an IPO occurred as of the beginning of the periods presented, compensation expense of $5.3 million and $1.6 million would have been recognized for Fiscal 2011 and Fiscal 2010, respectively. As of March 31, 2012, the remaining unrecognized stock-based compensation expense for non-vested share options and restricted shares to be expensed in future periods is $67.7 million, and the related weighted-average period over which it is expected to be recognized is 3.4 years. There were 6,047,975 and 13,494,425 vested and non-vested outstanding options, respectively, at March 31, 2012. There were 820,074 unvested restricted grants and 16,800 restricted stock units at March 31, 2012. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company estimates forfeitures based on its historical forfeiture rate since the inception of stock option granting. The estimated value of future forfeitures for equity grants as of March 31, 2012 is approximately $5.1 million.